Statements of Cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 29,146	$ (50,448)	$ (52,864)	$ (53,433)	$ 15,693	$ (13,191)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation expenses	6,241	21,517	5,375	391	809	539
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	4,719	(4,607)	(2,982)	(6,272)	2,197	(1,454)
Increase (decrease) in accrued expenses and other payables	(170,281)	156,175	9,524	35,394	512	1,785
Net cash used in operating activities	(114,885)	(32,297)	(12,137)	(65,831)	(130,417)	(77,759)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	30,796	1,610		103,581	(148,433)	46,219
Cash flows from financing activities:
Proceeds from private placement		21,283
Proceeds from options exercise				1,412	3,793	2,635
Amounts due to a shareholder and an investor					170,690
Net cash (used in) provided by financing activities	(7,981)	11,983	13,777	59,645	191,957	99,935
Cash and cash equivalents at beginning of year	8,337	21,632	56,791	60,980
Cash and cash equivalents at end of year	26,861	8,337	21,632	56,791	60,980
Parent Company
Cash flows from operating activities:
Net income (loss)	29,146	(50,448)	(52,864)	(53,433)	15,693	(13,191)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share of net loss (profits) of subsidiaries, net of taxes	20,961	11,156	27,556	42,175	(22,769)	10,649
Share-based compensation expenses	6,241	21,517	5,375	433	1,002	539
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	837	417	(1,856)	54	(52)	(15)
Increase (decrease) in accrued expenses and other payables	(173,368)	9,445	5,329	600	177	1,144
Increase (decrease) in amount due to shareholders and other related companies	1,677	(3,791)	1,200
Net cash used in operating activities	(114,506)	(11,704)	(15,260)	(10,171)	(5,949)	(874)
Cash flows from investing activities:
(Increase) decrease in amount due from subsidiaries	114,933	(6,525)	551	(3,453)	(191,088)	(2,202)
Net cash provided by (used in) investing activities	114,933	(6,525)	551	(3,453)	(191,088)	(2,202)
Cash flows from financing activities:
Proceeds from private placement		15,437
Proceeds from shareholder loans			18,750
Proceeds from options exercise				1,197	3,793	2,635
Amounts due to a shareholder and an investor					170,690
Net cash (used in) provided by financing activities		15,437	18,750	1,197	174,483	2,635
Net decrease in cash and cash equivalents	427	(2,792)	4,041	(12,427)	(22,554)	(441)
Cash and cash equivalents at beginning of year	1,339	4,131	90	12,517	35,071	35,512
Cash and cash equivalents at end of year	$ 1,766	$ 1,339	$ 4,131	$ 90	$ 12,517	$ 35,071